Organization	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION	ORGANIZATION
International General Insurance Holdings Ltd. (“the Company”) is an exempted limited liability company registered and incorporated in Bermuda under the Companies Act of 1981 on October 28, 2019. The Company’s registered office is at Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda.
The principal activities of the Company are to primarily provide insurance and reinsurance on a worldwide basis through its principal wholly owned subsidiaries and branches, including International General Insurance Co. Ltd (“IGI Bermuda”), International General Insurance Company (UK) Limited (“IGI UK”), International General Insurance Company (Europe) Ltd. (“IGI Europe”), International General Insurance Company (Dubai) Ltd (“IGI Dubai Subsidiary”), IGI Nordic AS (“IGI Nordic”) and International General Insurance Co. Ltd – Labuan Branch (“IGI Labuan”). The Company and its subsidiaries operate in Bermuda, United Kingdom, Jordan, Morocco, Malaysia, Malta, Norway, United Arab Emirates and the Cayman Islands. International General Insurance Holdings Ltd. and its subsidiaries and branches are collectively referred to hereinafter as the Company or the Group.
On March 17, 2020, the definitive business agreement (the “Business Combination”) between International General Insurance Holdings Limited (“IGI Dubai”) and Tiberius Acquisition Corp. (NASDAQ: TIBR) (“Tiberius”), a publicly traded special purpose acquisition company, and certain related parties, was effective. As a result of the completion of the Business Combination, the Company became a new public company listed on the Nasdaq Capital Market under the symbol “IGIC” and owned by the former stockholders of Tiberius and the former shareholders of IGI Dubai and each of IGI Dubai and Tiberius became the Company’s subsidiaries.
The transaction was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Under this method of accounting, while the Company is the legal acquirer of both IGI Dubai and Tiberius, IGI Dubai has been identified as the accounting acquirer of Tiberius for accounting purposes.